FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS
Schedule of fair value measurement of assets and liabilities

		Quoted	Observable	Unobservable	Financial instruments	Financial instruments
		prices	input	input	measured at	measured at	Total
Categories of financial assets and liabilities (USDm):		(level 1)	(level 2)	(level 3)	fair value	amortized cost	carrying value
2019:
Financial assets
Loan receivables	1)	—	—	—	—	4.6	4.6
Freight receivables	1)	—	—	—	—	89.8	89.8
Other receivables		—	0.5	—	0.5	5.7	6.2
Cash and cash equivalents, including restricted cash	1)	—	—	—	—	72.5	72.5
Total		—	0.5	—	0.5	172.6	173.1

Financial liabilities
Borrowings	¹⁾ ²⁾	—	—	—	—	855.4	855.4
Trade payables	1)	—	—	—	—	47.1	47.1
Other liabilities	1)	—	12.3	—	12.3	35.0	47.3
Total		—	12.3	—	12.3	937.5	949.8

2018:

Financial assets
Freight receivables	1)	—	—	—	—	86.0	86.0
Other receivables		—	3.7	—	3.7	3.8	7.5
Cash and cash equivalents, including restricted cash	1)	—	—	—	—	127.4	127.4
Total		—	3.7	—	3.7	217.2	220.9

Financial liabilities
Borrowings	¹⁾ ²⁾	—	—	—	—	749.6	749.6
Trade payables	1)	—	—	—	—	35.1	35.1
Other liabilities	1)	—	3.4	—	3.4	33.1	36.5
Total		—	3.4	—	3.4	817.8	821.2

1)    Due to the short maturity, the carrying value is considered to be an appropriate expression of the fair value.

2)    See note 15.

³⁾    Derivative financial instruments are presented within the balance sheet line Other receivables and Other liabilities.